Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per ordinary share
	Three Months Ended March 31,
	2021	2020
Class A Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Class A ordinary subject to possible redemption
Interest earned on marketable securities held in Trust Account	$1,671	$280,159
Unrealized interest on marketable securities held in Trust Account	—	161,665
Net income allocable to Class A ordinary shares subject to possible redemption	$1,671	$441,824
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	6,636,795	6,690,513
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.06	$0.07

Non-Redeemable Ordinary Shares
Numerator: Net income minus Net Earnings allocable to Class A ordinary shares subject to possible redemption
Net income	$930,716	$4,741,806
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(1,671)	(441,824)
Non-Redeemable Net income	$929,045	$4,299,982
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	3,495,705	3,441,987
Basic and diluted net loss per share, Non-redeemable ordinary shares	$0.27	$1.25

	Year Ended December 31, 2020	For the Period from October 2, 2019 (Inception) Through December 31, 2019
Class A Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Class A ordinary subject to possible redemption
Interest earned on marketable securities held in Trust Account	$427,950	$30,072
Net income allocable to Class A ordinary shares subject to possible redemption	$427,950	$30,072
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	6,932,496	6,460,450
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.06	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(109,449)	$(534,344)
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(427,950)	(30,072)
Non-Redeemable Net Loss	$(537,399)	$(564,416)
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	3,200,004	2,112,827
Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.17)	$(0.27)